Stock-Based Compensation - Summary of Certain Stock Option Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fair value of options vested	$ 14	$ 13	$ 18
Intrinsic value of options exercised	97	127	138
Cash received from options exercised	$ 87	159	316
Tax benefit realized from options exercised		$ 49	$ 53